SHORT-TERM INVESTMENTS - Summary of Continuous Unrealized Losses and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months		$ 440,238
Unrealized losses, less than 12 months		(15,339)
Fair value,12 months or greater		523,375
Unrealized losses, 12 months or greater		(24,021)
Fair value, total		963,613
Unrealized losses, total		(39,360)
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 103,904	404,393
Unrealized losses, less than 12 months	(993)	(14,198)
Fair value,12 months or greater	541,497	508,180
Unrealized losses, 12 months or greater	(15,589)	(23,210)
Fair value, total	645,401	912,573
Unrealized losses, total	(16,582)	(37,408)
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	12,369	32,501
Unrealized losses, less than 12 months	(127)	(984)
Fair value,12 months or greater	29,249	0
Unrealized losses, 12 months or greater	(614)	0
Fair value, total	41,618	32,501
Unrealized losses, total	(741)	(984)
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	116,273	3,344
Unrealized losses, less than 12 months	(1,120)	(157)
Fair value,12 months or greater	570,746	15,195
Unrealized losses, 12 months or greater	(16,203)	(811)
Fair value, total	687,019	18,539
Unrealized losses, total	$ (17,323)	$ (968)